SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENTED DISCLOSURE INFORMATION
Schedule of revenue by geographic segmentation

Revenue
Years ended December 31,	2019		2018
Canada	$58,952	22%	$54,372	22%
United States	108,065	39%	88,006	36%
Austria	63,724	23%	65,523	26%
Germany	26,455	10%	24,735	10%
Netherlands	10,250	4%	8,621	3%
Other Europe	6,232	2%	6,226	3%
	$273,678	100%	$247,483	100%

Schedule of investment properties by geographic segmentation

Investment properties
As at December 31,	2019		2018
Canada	$979,290	22%	$708,645	21%
United States	2,014,489	45%	1,261,183	37%
Austria	806,355	18%	840,803	24%
Germany	389,077	9%	385,703	11%
Netherlands	196,701	4%	155,778	5%
Other Europe	71,987	2%	72,866	2%
	$4,457,899	100%	$3,424,978	100%